UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin U.S. Large Cap Equity Fund
Class FI [LMUSX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$55	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$532,087,360
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Equity Fund	PAGE 1	7969-STSR-0726

Franklin U.S. Large Cap Equity Fund
Class I [LMTIX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$42	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$532,087,360
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Equity Fund	PAGE 1	7971-STSR-0726

Franklin U.S. Large Cap Equity Fund
Class IS [LMISX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$37	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$532,087,360
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Equity Fund	PAGE 1	7972-STSR-0726

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Large Cap Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | May 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
May 31, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 11.1%
Diversified Telecommunication Services — 1.8%
AT&T Inc.	126,421	$3,135,241
Comcast Corp., Class A Shares	108,994	2,710,681
Verizon Communications Inc.	77,753	3,717,371
Total Diversified Telecommunication Services		9,563,293
Entertainment — 0.1%
Netflix Inc.	5,499	473,024 *
Interactive Media & Services — 9.2%
Alphabet Inc., Class A Shares	47,534	18,079,081
Alphabet Inc., Class C Shares	43,090	16,220,369
Match Group Inc.	67,182	2,427,286
Meta Platforms Inc., Class A Shares	19,193	12,139,764
Total Interactive Media & Services		48,866,500

Total Communication Services		58,902,817
Consumer Discretionary — 10.2%
Automobiles — 2.7%
Ford Motor Co.	207,328	3,615,800
General Motors Co.	46,975	3,910,199
Tesla Inc.	15,736	6,857,592 *
Total Automobiles		14,383,591
Broadline Retail — 3.5%
Amazon.com Inc.	60,280	16,314,179 *
Macy’s Inc.	107,245	2,333,651
Total Broadline Retail		18,647,830
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings Inc.	18,775	3,143,498
Expedia Group Inc.	9,723	2,195,356
Total Hotels, Restaurants & Leisure		5,338,854
Specialty Retail — 1.7%
Bath & Body Works Inc.	126,732	2,537,175
Best Buy Co. Inc.	31,757	2,475,458
Home Depot Inc.	1,353	429,089
TJX Cos. Inc.	22,774	3,524,277
Total Specialty Retail		8,965,999
Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.	30,689	3,641,864 *
Tapestry Inc.	22,713	3,303,833
Total Textiles, Apparel & Luxury Goods		6,945,697

Total Consumer Discretionary		54,281,971
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 4.4%
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos. Inc., Class A Shares	108,693	$1,696,698
Costco Wholesale Corp.	768	734,454
Dollar General Corp.	7,022	776,703
Dollar Tree Inc.	13,073	1,522,220 *
Kroger Co.	41,443	2,575,683
Walmart Inc.	33,167	3,839,080
Total Consumer Staples Distribution & Retail		11,144,838
Food Products — 0.6%
Archer-Daniels-Midland Co.	38,766	3,092,751
Household Products — 1.1%
Colgate-Palmolive Co.	23,947	2,158,343
Procter & Gamble Co.	24,946	3,581,248
Total Household Products		5,739,591
Tobacco — 0.6%
Altria Group Inc.	51,452	3,580,030

Total Consumer Staples		23,557,210
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
APA Corp.	105,282	3,835,423
Chevron Corp.	2,628	479,505
Devon Energy Corp.	70,637	3,142,640
Exxon Mobil Corp.	19,073	2,770,544
Valero Energy Corp.	11,198	2,741,494

Total Energy		12,969,606
Financials — 11.5%
Banks — 2.8%
Bank of America Corp.	82,484	4,256,174
Citigroup Inc.	39,066	4,918,410
JPMorgan Chase & Co.	17,987	5,383,689
Total Banks		14,558,273
Capital Markets — 3.0%
Bank of New York Mellon Corp.	14,023	1,955,227
Goldman Sachs Group Inc.	5,510	5,650,835
Morgan Stanley	21,872	4,549,376
State Street Corp.	19,098	2,972,413
T. Rowe Price Group Inc.	7,355	768,818
Total Capital Markets		15,896,669
Consumer Finance — 0.1%
Synchrony Financial	10,090	720,830
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 4.2%
Berkshire Hathaway Inc., Class B Shares	8,627	$4,093,339 *
Mastercard Inc., Class A Shares	10,674	5,272,742
MGIC Investment Corp.	83,042	2,094,319
PayPal Holdings Inc.	59,068	2,643,293
Visa Inc., Class A Shares	19,764	6,450,179
Western Union Co.	239,152	1,944,306
Total Financial Services		22,498,178
Insurance — 1.4%
Allstate Corp.	13,802	2,844,454
American International Group Inc.	31,347	2,326,888
RenaissanceRe Holdings Ltd.	7,871	2,206,635
Total Insurance		7,377,977

Total Financials		61,051,927
Health Care — 9.9%
Biotechnology — 4.1%
AbbVie Inc.	25,725	5,600,847
Amgen Inc.	10,509	3,539,326
Biogen Inc.	13,021	2,552,116 *
Exelixis Inc.	65,487	3,305,784 *
Gilead Sciences Inc.	27,992	3,762,965
Incyte Corp.	5,171	500,242 *
Regeneron Pharmaceuticals Inc.	4,478	2,752,985
Total Biotechnology		22,014,265
Health Care Equipment & Supplies — 0.4%
IDEXX Laboratories Inc.	3,386	1,908,112 *
Health Care Providers & Services — 2.8%
Cardinal Health Inc.	15,296	3,010,253
Centene Corp.	56,534	3,369,426 *
Cigna Group	4,116	1,141,778
HCA Healthcare Inc.	6,226	2,356,790
McKesson Corp.	3,645	2,706,194
Tenet Healthcare Corp.	13,680	2,398,378 *
Total Health Care Providers & Services		14,982,819
Life Sciences Tools & Services — 0.3%
Medpace Holdings Inc.	3,515	1,571,592 *
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	57,757	3,302,545
Eli Lilly & Co.	2,868	3,169,140
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Johnson & Johnson	26,346	$5,936,544
Total Pharmaceuticals		12,408,229

Total Health Care		52,885,017
Industrials — 7.6%
Aerospace & Defense — 3.4%
ATI Inc.	15,565	2,726,365 *
General Dynamics Corp.	8,459	2,933,750
General Electric Co.	17,580	5,691,701
L3Harris Technologies Inc.	3,214	1,012,989
Lockheed Martin Corp.	5,210	2,763,645
RTX Corp.	16,361	2,939,417
Total Aerospace & Defense		18,067,867
Ground Transportation — 1.6%
Lyft Inc., Class A Shares	177,056	2,498,260 *
Ryder System Inc.	10,799	2,708,929
Uber Technologies Inc.	45,757	3,221,293 *
Total Ground Transportation		8,428,482
Machinery — 1.2%
Caterpillar Inc.	7,042	6,167,877
Passenger Airlines — 0.2%
United Airlines Holdings Inc.	8,704	999,219 *
Trading Companies & Distributors — 1.2%
Fastenal Co.	45,446	2,008,713
Ferguson Enterprises Inc.	8,749	1,977,012
W.W. Grainger Inc.	2,026	2,500,570
Total Trading Companies & Distributors		6,486,295

Total Industrials		40,149,740
Information Technology — 37.3%
Communications Equipment — 1.1%
Cisco Systems Inc.	46,275	5,572,436
Semiconductors & Semiconductor Equipment — 17.4%
Advanced Micro Devices Inc.	3,704	1,911,634 *
Applied Materials Inc.	12,370	5,567,242
Broadcom Inc.	28,764	12,850,892
Cirrus Logic Inc.	4,364	741,662 *
Intel Corp.	4,612	528,904 *
KLA Corp.	2,169	4,168,189
Lam Research Corp.	22,644	7,204,868
Micron Technology Inc.	14,313	13,897,923
NVIDIA Corp.	189,077	39,921,718
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
QUALCOMM Inc.	23,044	$5,784,505
Total Semiconductors & Semiconductor Equipment		92,577,537
Software — 9.7%
Adobe Inc.	11,334	2,937,886 *
AppLovin Corp., Class A Shares	5,831	3,574,928 *
DocuSign Inc.	48,671	2,556,201 *
Dropbox Inc., Class A Shares	87,055	2,340,038 *
Intuit Inc.	5,294	1,755,120
Microsoft Corp.	55,724	25,089,174
Palantir Technologies Inc., Class A Shares	11,974	1,874,410 *
Pegasystems Inc.	44,699	1,597,095
RingCentral Inc., Class A Shares	82,207	3,560,385
Salesforce Inc.	20,461	3,910,097
Teradata Corp.	75,950	2,586,098 *
Total Software		51,781,432
Technology Hardware, Storage & Peripherals — 9.1%
Apple Inc.	118,613	37,014,373
Sandisk Corp.	2,968	5,030,700 *
Seagate Technology Holdings PLC	811	713,518
Western Digital Corp.	10,746	5,708,383
Total Technology Hardware, Storage & Peripherals		48,466,974

Total Information Technology		198,398,379
Materials — 1.8%
Chemicals — 0.6%
CF Industries Holdings Inc.	26,659	2,995,139
Metals & Mining — 1.2%
Anglogold Ashanti PLC	26,110	2,528,492
Newmont Corp.	36,097	3,963,812
Total Metals & Mining		6,492,304

Total Materials		9,487,443
Real Estate — 0.9%
Residential REITs — 0.4%
Sun Communities Inc.	19,401	2,399,128
Specialized REITs — 0.5%
VICI Properties Inc.	89,964	2,538,784

Total Real Estate		4,937,912
Utilities — 0.6%
Electric Utilities — 0.6%
Duke Energy Corp.	4,475	549,217
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
Edison International		39,747	$2,779,905

Total Utilities			3,329,122
Total Investments before Short-Term Investments (Cost — $341,394,934)			519,951,144
	Rate
Short-Term Investments — 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,115,684)	3.544%	5,115,684	5,115,684 (a)
Total Investments — 98.7% (Cost — $346,510,618)			525,066,828
Other Assets in Excess of Liabilities — 1.3%			7,020,532
Total Net Assets — 100.0%			$532,087,360

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
May 31, 2026

Assets:
Investments, at value (Cost — $346,510,618)	$525,066,828
Receivable for Fund shares sold	7,656,734
Dividends receivable	367,799
Prepaid expenses	35,673
Total Assets	533,127,034
Liabilities:
Payable for Fund shares repurchased	699,194
Investment management fee payable	279,467
Trustees’ fees payable	404
Service and/or distribution fees payable	26
Accrued expenses	60,583
Total Liabilities	1,039,674
Total Net Assets	$532,087,360
Net Assets:
Par value (Note 7)	$175
Paid-in capital in excess of par value	332,838,285
Total distributable earnings (loss)	199,248,900
Total Net Assets	$532,087,360
Net Assets:
Class FI	$125,507
Class I	$1,981,658
Class IS	$529,980,195
Shares Outstanding:
Class FI	4,106
Class I	65,320
Class IS	17,406,035
Net Asset Value:
Class FI (and redemption price)	$30.57
Class I (and redemption price)	$30.34
Class IS (and redemption price)	$30.45
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2026

Investment Income:
Dividends	$2,882,958
Expenses:
Investment management fee (Note 2)	1,634,594
Fund accounting fees	35,434
Registration fees	28,882
Legal fees	21,056
Audit and tax fees	19,949
Trustees’ fees	11,064
Shareholder reports	5,111
Transfer agent fees (Notes 2 and 5)	1,880
Commitment fees (Note 8)	1,633
Insurance	1,256
Custody fees	1,223
Service and/or distribution fees (Notes 2 and 5)	124
Miscellaneous expenses	4,668
Total Expenses	1,766,874
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(131,184)
Net Expenses	1,635,690
Net Investment Income	1,247,268
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	9,186,179
Futures contracts	(148,088)
Net Realized Gain	9,038,091
Change in Net Unrealized Appreciation (Depreciation) From Investments	42,041,524
Net Gain on Investments and Futures Contracts	51,079,615
Increase in Net Assets From Operations	$52,326,883
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2026 (unaudited) and the Year Ended November 30, 2025	2026	2025
Operations:
Net investment income	$1,247,268	$2,036,796
Net realized gain	9,038,091	24,544,160
Change in net unrealized appreciation (depreciation)	42,041,524	27,103,302
Increase in Net Assets From Operations	52,326,883	53,684,258
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,674,158)	(15,468,829)
Decrease in Net Assets From Distributions to Shareholders	(14,674,158)	(15,468,829)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	64,050,238	85,520,806
Reinvestment of distributions	14,672,659	15,468,509
Cost of shares repurchased	(29,473,412)	(43,712,691)
Increase in Net Assets From Fund Share Transactions	49,249,485	57,276,624
Increase in Net Assets	86,902,210	95,492,053
Net Assets:
Beginning of period	445,185,150	349,693,097
End of period	$532,087,360	$445,185,150
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.34	$26.00	$19.01	$17.92	$24.84	$19.80
Income (loss) from operations:
Net investment income	0.02	0.06	0.05	0.10	0.15	0.03
Net realized and unrealized gain (loss)	3.06	3.33	7.34	2.20	(2.42)	6.23
Total income (loss) from operations	3.08	3.39	7.39	2.30	(2.27)	6.26
Less distributions from:
Net investment income	—	(0.02)	(0.10)	(0.15)	—	(0.15)
Net realized gains	(0.85)	(1.03)	(0.30)	(1.06)	(4.65)	(1.07)
Total distributions	(0.85)	(1.05)	(0.40)	(1.21)	(4.65)	(1.22)
Net asset value, end of period	$30.57	$28.34	$26.00	$19.01	$17.92	$24.84
Total return[3]	11.20%	13.61%	39.60%	13.36%	(11.74)%	32.51%
Net assets, end of period (000s)	$126	$83	$89	$97	$79	$152
Ratios to average net assets:
Gross expenses	1.25%[4]	1.24%	1.33%	1.27%	0.84%	2.71%
Net expenses[5,6]	1.05 [4]	1.05	1.05	1.05	0.71	1.05
Net investment income	0.17 [4]	0.22	0.21	0.55	0.79	0.14
Portfolio turnover rate	22%	52%	49%	25%	67%[7]	38%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.16	$25.85	$18.90	$17.77	$24.71	$19.72
Income (loss) from operations:
Net investment income	0.06	0.12	0.10	0.13	0.13	0.09
Net realized and unrealized gain (loss)	3.03	3.31	7.30	2.21	(2.42)	6.18
Total income (loss) from operations	3.09	3.43	7.40	2.34	(2.29)	6.27
Less distributions from:
Net investment income	(0.06)	(0.09)	(0.15)	(0.15)	—	(0.21)
Net realized gains	(0.85)	(1.03)	(0.30)	(1.06)	(4.65)	(1.07)
Total distributions	(0.91)	(1.12)	(0.45)	(1.21)	(4.65)	(1.28)
Net asset value, end of period	$30.34	$28.16	$25.85	$18.90	$17.77	$24.71
Total return[3]	11.34%	13.87%	39.96%	13.69%	(11.92)%	32.78%
Net assets, end of period (000s)	$1,982	$1,609	$983	$448	$63	$83
Ratios to average net assets:
Gross expenses	0.90%[4]	0.89%	0.93%	0.93%	0.91%	1.29%
Net expenses[5,6]	0.80 [4]	0.80	0.80	0.80	0.79	0.80
Net investment income	0.44 [4]	0.47	0.45	0.74	0.72	0.38
Portfolio turnover rate	22%	52%	49%	25%	67%[7]	38%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.27	$25.93	$18.96	$17.81	$24.73	$19.73
Income (loss) from operations:
Net investment income	0.07	0.14	0.12	0.16	0.17	0.09
Net realized and unrealized gain (loss)	3.04	3.33	7.31	2.21	(2.44)	6.21
Total income (loss) from operations	3.11	3.47	7.43	2.37	(2.27)	6.30
Less distributions from:
Net investment income	(0.08)	(0.10)	(0.16)	(0.16)	—	(0.23)
Net realized gains	(0.85)	(1.03)	(0.30)	(1.06)	(4.65)	(1.07)
Total distributions	(0.93)	(1.13)	(0.46)	(1.22)	(4.65)	(1.30)
Net asset value, end of period	$30.45	$28.27	$25.93	$18.96	$17.81	$24.73
Total return[3]	11.38%	14.01%	40.04%	13.83%	(11.81)%	32.93%
Net assets, end of period (millions)	$530	$443	$349	$181	$195	$191
Ratios to average net assets:
Gross expenses	0.76%[4]	0.77%	0.79%	0.82%	0.83%	0.75%
Net expenses[5,6]	0.70 [4]	0.70	0.70	0.70	0.70	0.70
Net investment income	0.53 [4]	0.57	0.55	0.91	0.93	0.40
Portfolio turnover rate	22%	52%	49%	25%	67%[7]	38%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$519,951,144	—	—	$519,951,144
Short-Term Investments†	5,115,684	—	—	5,115,684
Total Investments	$525,066,828	—	—	$525,066,828

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $131,184.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended May 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $522 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of May 31, 2026, Franklin Resources and its affiliates owned 100% of the Fund.
3. Investments
During the six months ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$128,701,640
Sales	100,448,076
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$347,061,023	$186,798,872	$(8,793,067)	$178,005,805
4. Derivative instruments and hedging activities
At May 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(148,088)

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

During the six months ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$496,925
Futures contracts (to sell)†	923,759

*	Based on the average of the daily market values during the period.
†	At May 31, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended May 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$124	$123
Class I	—	1,335
Class IS	—	422
Total	$124	$1,880
For the six months ended May 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$101
Class I	922
Class IS	130,161
Total	$131,184
6. Distributions to shareholders by class

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
Net Investment Income:
Class FI	—	$82
Class I	$3,487	3,388
Class IS	1,297,568	1,400,712
Total	$1,301,055	$1,404,182
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended May 31, 2026	Year Ended November 30, 2025
Net Realized Gains:
Class FI	$2,774	$3,895
Class I	48,921	41,044
Class IS	13,321,408	14,019,708
Total	$13,373,103	$14,064,647
7. Shares of beneficial interest
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Class FI
Shares sold	1,117	$31,000	3,305	$78,320
Shares issued on reinvestment	101	2,774	159	3,977
Shares repurchased	(25)	(699)	(3,987)	(102,863)
Net increase (decrease)	1,193	$33,075	(523)	$(20,566)
Class I
Shares sold	26,281	$725,785	36,043	$908,797
Shares issued on reinvestment	1,923	52,408	1,790	44,432
Shares repurchased	(20,019)	(549,970)	(18,740)	(471,419)
Net increase	8,185	$228,223	19,093	$481,810
Class IS
Shares sold	2,248,239	$63,293,453	3,377,103	$84,533,689
Shares issued on reinvestment	534,655	14,617,477	618,729	15,420,100
Shares repurchased	(1,065,389)	(28,922,743)	(1,749,605)	(43,138,409)
Net increase	1,717,505	$48,988,187	2,246,227	$56,815,380
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended May 31, 2026.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin U.S. Large Cap Equity Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin U.S. Large Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the
Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial,

Franklin U.S. Large Cap Equity Fund

operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as multi-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class IS shares for the 1-, 3-, 5-year and 10-year periods ended December 31, 2025 was above the median performance of the funds in the Performance Universe.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 16 multi-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of multi-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee

Franklin U.S. Large Cap Equity Fund

was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
 In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin U.S. Large Cap Equity Fund

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Franklin
U.S. Large Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Large Cap Equity Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin U.S. Large Cap Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90646-SFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 24, 2026